CONSOLIDATED FINANCIAL STATEMENTS STATEMENTS OF CASH FLOW (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 14, 2013	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013
Cash flow from operating activities:
Net income (loss)	$ 4,002		$ 19,103
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization	10,636		55,327
Amortization of deferred loan costs	496		2,673
Amortization of bond discount	0		98
Equity-based compensation expense	578	1,369	4,153	412
Bad debt expense	371		600
Write off of deferred loan costs	153		870
Change in fair value of derivative	0		0
Gain on sale/disposal of property	0		0
Changes in operating assets and liabilities
Rents and other receivables, net	(2,419)		(1,745)
Accrued interest on member advances	0		0
Prepaid expenses	678		(1,266)
Restricted cash	0		0
Other assets	(463)		(73)
Accounts payable and accrued liabilities	15,061		(8,663)
Advance rents, security deposits and other liabilities	6		41
Deferred income	536		2,639
Net cash provided by operating activities	29,635		73,757
Cash flow from investing activities:
Proceeds from sale of property	0		0
Acquisition of real estate	0		(91,064)
Additions to property and equipment	(47,963)		(201,145)
Net cash used in investing activities	(47,963)		(292,209)
Cash flow from financing activities:
Credit facility proceeds	14,500		270,500
Debt proceeds	0		0
Senior Notes proceeds	0		297,633
Debt repayment	(278,000)		(290,000)
Payment of swap liability	0		0
Payment of deferred financing costs	(990)		(9,864)
Payment of cash dividend	0		(32,198)
Distribution to noncontrolling interest	0		(9,049)
Partnership distributions	0		0
Repurchase of equity awards	0		0
Principal payments on capital lease obligation	(180)		(753)
Scheduled mortgage principal debt repayments	(359)		(2,239)
Equity proceeds, net of costs	280,841		0
Net cash provided by financing activities	15,812		224,030
Net increase (decrease) in cash and cash equivalents	(2,516)		5,578
Cash and cash equivalents, beginning of period	7,726		5,210
Cash and cash equivalents, end of period	5,210	7,726	10,788		5,210
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest (excluding deferred financing costs and amounts capitalized)	1,995		4,950
Noncash investing and financing activities:
Accrued capital additions	39,801		49,589
Accrued deferred financing costs	0		2,858
Accrued equity issuance costs	364		0
Member advances exchanged for LP units	0		0
Qualitytech, LP [Member]
Cash flow from operating activities:
Net income (loss)			19,103	(9,767)	3,850
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization			55,327	33,688	45,260
Amortization of deferred loan costs			2,673	3,384	2,777
Amortization of bond discount			98	0	0
Equity-based compensation expense			4,153	412	1,947
Bad debt expense			600	(192)	545
Write off of deferred loan costs			870	1,434	2,184
Change in fair value of derivative			0	(307)	0
Gain on sale/disposal of property			0	(948)	0
Changes in operating assets and liabilities
Rents and other receivables, net			(1,745)	(406)	(3,036)
Accrued interest on member advances			0	2,332	0
Prepaid expenses			(1,266)	58	(786)
Restricted cash			0	1,294	146
Other assets			(73)	(783)	23
Accounts payable and accrued liabilities			(8,663)	5,322	5,827
Advance rents, security deposits and other liabilities			41	(1,586)	250
Deferred income			2,639	1,163	1,146
Net cash provided by operating activities			73,757	35,098	60,146
Cash flow from investing activities:
Proceeds from sale of property			0	1,549	0
Acquisition of real estate			(91,064)	(63,250)	(21,174)
Additions to property and equipment			(201,145)	(133,226)	(147,664)
Net cash used in investing activities			(292,209)	(194,927)	(168,838)
Cash flow from financing activities:
Credit facility proceeds			270,500	180,000	578,000
Debt proceeds			0	120,000	0
Senior Notes proceeds			297,633	0	0
Debt repayment			(290,000)	(216,637)	(734,994)
Payment of swap liability			0	(4,070)	0
Payment of deferred financing costs			(9,864)	(6,243)	(5,473)
Payment of cash dividend			(32,198)	0	0
Partnership distributions			(9,049)	0	(7,633)
Repurchase of equity awards			0	0	(13)
Principal payments on capital lease obligation			(753)	(790)	(676)
Scheduled mortgage principal debt repayments			(2,239)	(3,476)	(2,416)
Equity proceeds, net of costs			0	91,935	278,875
Net cash provided by financing activities			224,030	160,719	105,670
Net increase (decrease) in cash and cash equivalents			5,578	890	(3,022)
Cash and cash equivalents, beginning of period		8,232	5,210	7,342	8,232
Cash and cash equivalents, end of period	5,210		10,788	8,232	5,210
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest (excluding deferred financing costs and amounts capitalized)			4,950	21,291	17,969
Noncash investing and financing activities:
Accrued capital additions			49,589	18,789	60,740
Accrued deferred financing costs			2,858	0	990
Accrued equity issuance costs			0	0	621
Member advances exchanged for LP units			0	0	10,000
Historical Predecessor [Member]
Cash flow from operating activities:
Net income (loss)		(152)		(9,767)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization		34,624		33,688
Amortization of deferred loan costs		2,281		3,384
Amortization of bond discount		0		0
Equity-based compensation expense		1,382		412
Bad debt expense		174		(192)
Write off of deferred loan costs		2,031		1,434
Change in fair value of derivative		0		(307)
Gain on sale/disposal of property		0		(948)
Changes in operating assets and liabilities
Rents and other receivables, net		(617)		(406)
Accrued interest on member advances		0		2,332
Prepaid expenses		(1,464)		58
Restricted cash		146		1,294
Other assets		486		(783)
Accounts payable and accrued liabilities		(9,234)		5,322
Advance rents, security deposits and other liabilities		244		(1,586)
Deferred income		610		1,163
Net cash provided by operating activities		30,511		35,098
Cash flow from investing activities:
Proceeds from sale of property		0		1,549
Acquisition of real estate		(21,174)		(63,250)
Additions to property and equipment		(99,701)		(133,226)
Net cash used in investing activities		(120,875)		(194,927)
Cash flow from financing activities:
Credit facility proceeds		563,500		180,000
Debt proceeds		0		120,000
Senior Notes proceeds		0		0
Debt repayment		(456,994)		(216,637)
Payment of swap liability		0		(4,070)
Payment of deferred financing costs		(4,483)		(6,243)
Payment of cash dividend		0		0
Distribution to noncontrolling interest		0		0
Partnership distributions		(7,633)		0
Repurchase of equity awards		(13)		0
Principal payments on capital lease obligation		(496)		(790)
Scheduled mortgage principal debt repayments		(2,057)		(3,476)
Equity proceeds, net of costs		(1,966)		91,935
Net cash provided by financing activities		89,858		160,719
Net increase (decrease) in cash and cash equivalents		(506)		890
Cash and cash equivalents, beginning of period		8,232		7,342	8,232
Cash and cash equivalents, end of period		7,726		8,232
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest (excluding deferred financing costs and amounts capitalized)		15,974		21,291
Noncash investing and financing activities:
Accrued capital additions		20,939		18,789
Accrued deferred financing costs		990		0
Accrued equity issuance costs		257		0
Member advances exchanged for LP units		$ 10,000		$ 0